Other disclosures - Acquisition of businesses - Fair value of recognized assets and liabilities (Details) - Forma Therapeutics kr in Millions	Oct. 14, 2022 DKK (kr)
Disclosure of detailed information about business combination [line items]
Intellectual property rights	kr 5,766
Other intangible assets	492
Financial assets	77
Marketable securities	1,470
Cash	1,027
Deferred tax assets (liabilities), net	(709)
Other net assets	(21)
Net identifiable assets acquired	8,102
Goodwill	0
Consideration transferred	8,102
Cash used for acquisition of businesses	kr 7,075